Goodwill	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The following table provides a summary of additions to goodwill for the nine months ended September 30, 2012.

Carrying Value
(In thousands)
Balance as of December 31, 2011	$52,956
Acquisition of CASEE January 2012	17,741
Adjustment to Mobile Interactive Group, Ltd. purchase consideration	771
Adjustment to Assets held-for-sale(1)	(2,011)
Foreign exchange differences	993
Balance as of September 30, 2012	$70,450

(1) Represents Goodwill reclassified to Assets held-for-sale as of September 30, 2012, see Note 5.